FIRST AMERICAN INVESTMENT FUNDS, INC.

          MID CAP GROWTH FUND                     EMERGING MARKETS FUND
  ADJUSTABLE RATE MORTGAGE SECURITIES FUND            TAX FREE FUND
        MINNESOTA TAX FREE FUND


                           CLASS A AND CLASS B SHARES

                       SUPPLEMENT DATED NOVEMBER 5, 1998
                                       TO
                        PROSPECTUS DATED JULY 31, 1998


     In the second paragraph under the heading "Summary" regarding Mid Cap Growth Fund, the second sentence shall be deleted and replaced as follows:

     Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of mid-capitalization companies that, in the opinion of the Fund's advisor, exhibit outstanding potential for superior growth based on a combination of factors such as above average growth in revenue and earnings, strong management and sound and improving financial condition. For these purposes, mid-capitalization companies are deemed to be those companies with market capitalizations that fall within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of purchase (currently between $400 million and $16 billion).

     In the second paragraph under the heading "Investment Objectives and Policies - Mid Cap Growth Fund," the second sentence shall be deleted and replaced as follows:

     For these purposes, mid-capitalization companies are deemed to be those companies with market capitalizations that fall within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of purchase (currently between $400 million and $16 billion).

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                      FIRST AMERICAN INVESTMENT FUNDS, INC.

     MID CAP GROWTH FUND                          EMERGING MARKETS FUND
  ADJUSTABLE RATE MORTGAGE SECURITIES FUND            TAX FREE FUND
        MINNESOTA TAX FREE FUND

                                 CLASS Y SHARES

                       SUPPLEMENT DATED NOVEMBER 5, 1998
                                       TO
                        PROSPECTUS DATED JULY 31, 1998


    In the second paragraph under the heading "Summary" regarding Mid Cap Growth Fund, the second sentence shall be deleted and replaced as follows:

     Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of mid-capitalization companies that, in the opinion of the Fund's advisor, exhibit outstanding potential for superior growth based on a combination of factors such as above average growth in revenue and earnings, strong management and sound and improving financial condition. For these purposes, mid-capitalization companies are deemed to be those companies with market capitalizations that fall within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of purchase (currently between $400 million and $16 billion).

     In the second paragraph under the heading "Investment Objectives and Policies - Mid Cap Growth Fund," the second sentence shall be deleted and replaced as follows:

     For these purposes, mid-capitalization companies are deemed to be those companies with market capitalizations that fall within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of purchase (currently between $400 million and $16 billion).